Schedule I (Condensed Balance Sheet) (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company	Dec. 31, 2010 Parent Company	Dec. 31, 2009 Parent Company	Dec. 31, 2012 7.5% Senior Notes	Dec. 31, 2012 7.5% Senior Notes Parent Company	Dec. 31, 2011 7.5% Senior Notes Parent Company	Dec. 31, 2012 4.25% Convertible Senior Notes	Dec. 31, 2011 4.25% Convertible Senior Notes	Dec. 31, 2010 4.25% Convertible Senior Notes	Dec. 31, 2012 4.25% Convertible Senior Notes Parent Company	Dec. 31, 2011 4.25% Convertible Senior Notes Parent Company	Feb. 12, 2008 4.25% Convertible Senior Notes Parent Company
Condensed Financial Statements, Captions
Stated interest rate on debt instrument											7.50%			4.25%	4.25%	4.25%			4.25%
Current assets:
Cash and equivalents	$ 51,026,000		$ 45,261,000		$ 156,481,000	$ 121,369,000	$ 2,601,000	$ 0	$ 0	$ 0
Other receivables	65,109,000		66,804,000				359,000	0
Other current assets	18,335,000		44,597,000				628,000	266,000
Total current assets	680,476,000		704,673,000				3,588,000	266,000
Investments in and accounts with subsidiaries							647,471,000	1,071,132,000
Other assets							18,919,000	23,332,000
Total assets	1,697,762,000		1,937,959,000		2,067,146,000		669,978,000	1,094,730,000
Current liabilities:
Long-term debt due within one year	65,008,000	[1]	16,774,000	[1]			0	0
Accounts payable and accrued liabilities							15,363,000	15,354,000
Total current liabilities	480,332,000		383,325,000				15,363,000	15,354,000
Long-term debt	540,517,000		555,705,000									106,438,000	106,438,000				153,082,000	143,367,000
Other liabilities	99,535,000		44,155,000				24,693,000	29,501,000
Total liabilities	1,327,360,000		1,137,889,000				299,576,000	294,660,000
Commitments and contingencies	0		0				0	0
Shareholders' equity	370,402,000		800,070,000		739,988,000	660,303,000	370,402,000	800,070,000
Total liabilities and shareholders' equity	$ 1,697,762,000		$ 1,937,959,000				$ 669,978,000	$ 1,094,730,000

[1]	Credit facilities and other subsidiary debt may be traded on the secondary loan market, and the fair value of the Term Loan is based on either the last available trading price, if recent, or trading prices of comparable debt (Level 3). See also Note 12 for discussion of fair value.